BNY Mellon Small/Mid Cap Growth Fund
Statement of Investments
December 31, 2024 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 96.9%
Capital Goods — 14.4%
AAON, Inc.	109,928	12,936,327
Axon Enterprise, Inc. (a)	61,064	36,291,556
Builders FirstSource, Inc. (a)	108,505	15,508,620
Curtiss-Wright Corp.	55,351	19,642,409
Fluor Corp. (a)	339,975	16,767,567
Gates Industrial Corp. PLC (a)	303,610	6,245,258
Hubbell, Inc.	46,247	19,372,406
SiteOne Landscape Supply, Inc. (a)	138,102	18,197,701
Vertiv Holdings Co., Cl. A	187,419	21,292,673
Zurn Elkay Water Solutions Corp. (b)	269,235	10,042,465
		176,296,982
Commercial & Professional Services — 1.5%
CACI International, Inc., Cl. A (a)	34,453	13,921,079
Casella Waste Systems, Inc., Cl. A (a)	44,045	4,660,402
		18,581,481
Consumer Discretionary Distribution & Retail — 4.5%
Chewy, Inc., Cl. A (a)	540,998	18,118,023
Ollie’s Bargain Outlet Holdings, Inc. (a)	84,603	9,283,487
Pool Corp.	41,837	14,263,907
Warby Parker, Inc., Cl. A (a)	562,643	13,621,587
		55,287,004
Consumer Durables & Apparel — 2.0%
Lululemon Athletica, Inc. (a)	46,910	17,938,853
Skechers USA, Inc., Cl. A (a)	90,081	6,057,046
		23,995,899
Consumer Services — 5.5%
Duolingo, Inc. (a)	62,342	20,213,147
Dutch Bros, Inc., Cl. A (a)	424,270	22,223,262
Planet Fitness, Inc., Cl. A (a)	250,038	24,721,257
		67,157,666
Consumer Staples Distribution & Retail — .6%
The Chefs’ Warehouse, Inc. (a)	154,800	7,634,736
Energy — 6.2%
Antero Resources Corp. (a)	373,994	13,108,490
Cactus, Inc., Cl. A (b)	188,053	10,974,773
EQT Corp.	696,998	32,138,578
Oceaneering International, Inc. (a)	521,868	13,610,317
PBF Energy, Inc., Cl. A	234,752	6,232,666
		76,064,824
Financial Services — 4.1%
AvidXchange Holdings, Inc. (a)	879,592	9,094,981
Block, Inc. (a)	138,204	11,745,958
Flywire Corp. (a)	333,074	6,867,986
Morningstar, Inc.	41,728	14,052,321
Tradeweb Markets, Inc., Cl. A	62,728	8,212,350
		49,973,596

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Food, Beverage & Tobacco — 4.2%
Celsius Holdings, Inc. (a),(b)	793,710	20,906,322
Freshpet, Inc. (a),(b)	204,293	30,257,836
		51,164,158
Health Care Equipment & Services — 10.1%
Align Technology, Inc. (a)	101,784	21,222,982
DexCom, Inc. (a)	204,425	15,898,132
Guardant Health, Inc. (a)	295,134	9,016,344
Inspire Medical Systems, Inc. (a),(b)	198,163	36,735,457
iRhythm Technologies, Inc. (a)	226,391	20,413,676
Privia Health Group, Inc. (a)	618,712	12,095,820
PROCEPT BioRobotics Corp. (a),(b)	48,238	3,884,124
TransMedics Group, Inc. (a),(b)	75,970	4,736,729
		124,003,264
Household & Personal Products — .6%
e.l.f Beauty, Inc. (a),(b)	32,233	4,046,853
Oddity Tech Ltd., Cl. A (a),(b)	67,929	2,854,377
		6,901,230
Insurance — .4%
The Baldwin Insurance Group, Inc. (a),(b)	121,523	4,710,231
Media & Entertainment — 5.4%
Liberty Media Corp.-Liberty Formula One, Cl. C (a)	195,358	18,101,872
Live Nation Entertainment, Inc. (a),(b)	88,054	11,402,993
Pinterest, Inc., Cl. A (a)	465,673	13,504,517
Reddit, Inc., Cl. A (a)	143,187	23,402,484
		66,411,866
Pharmaceuticals, Biotechnology & Life Sciences — 14.3%
Ascendis Pharma A/S, ADR (a)	53,154	7,317,711
Autolus Therapeutics PLC, ADR (a)	998,165	2,345,688
Bio-Techne Corp.	167,276	12,048,890
Denali Therapeutics, Inc. (a)	249,406	5,082,894
GRAIL, Inc. (a),(b)	144,840	2,585,394
Illumina, Inc. (a)	104,113	13,912,620
Insmed, Inc. (a)	307,966	21,261,973
Natera, Inc. (a)	178,249	28,216,817
Pacific Biosciences of California, Inc. (a),(b)	2,577,282	4,716,426
Repligen Corp. (a)	203,508	29,292,942
Sarepta Therapeutics, Inc. (a)	230,167	27,986,006
Twist Bioscience Corp. (a),(b)	210,066	9,761,767
Ultragenyx Pharmaceutical, Inc. (a)	254,407	10,702,902
		175,232,030
Real Estate Management & Development — 2.3%
CoStar Group, Inc. (a)	385,637	27,607,753
Semiconductors & Semiconductor Equipment — 2.8%
FormFactor, Inc. (a)	224,533	9,879,452
Onto Innovation, Inc. (a)	45,915	7,652,653
Rambus, Inc. (a)	313,847	16,589,952
		34,122,057
Software & Services — 16.0%
Akamai Technologies, Inc. (a)	75,241	7,196,802
Confluent, Inc., Cl. A (a)	1,022,531	28,589,967

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Software & Services — 16.0% (continued)
CyberArk Software Ltd. (a)	57,372	19,113,482
HubSpot, Inc. (a)	47,231	32,909,144
JFrog Ltd. (a)	490,359	14,421,458
Klaviyo, Inc., Cl. A (a)	881,027	36,333,553
Monday.com Ltd. (a)	79,620	18,745,733
MongoDB, Inc. (a)	27,630	6,432,540
Shopify, Inc., Cl. A (a)	300,744	31,978,109
		195,720,788
Technology Hardware & Equipment — 2.0%
Calix, Inc. (a)	320,290	11,168,512
Pure Storage, Inc., Cl. A (a)	207,418	12,741,688
		23,910,200
Total Common Stocks (cost $768,199,000)		1,184,775,765
Private Equity — 1.9%
Financial Services — .5%
Fundbox, Ser. D (a),(c)	702,664	5,572,125
Food, Beverage & Tobacco — .5%
Supplying Demand, Inc., Ser. E (a),(c)	497,558	6,080,159
Pharmaceuticals, Biotechnology & Life Sciences — .4%
Aspen Neuroscience, Ser. B (a),(c)	1,963,167	4,417,126
Software & Services — .5%
Locus Robotics, Ser. F (a),(c)	101,086	4,639,847
Roofstock, Ser. E (a),(c)	346,123	1,952,134
		6,591,981
Total Private Equity (cost $34,978,403)		22,661,391

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
ABIOMED, Inc., expiring 12/31/2049(c) (cost $0)	160,644	186,347

	1-Day Yield (%)	Shares
Investment Companies — 1.5%
Registered Investment Companies — 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $18,735,317)	4.54	18,735,317	18,735,317

Statement of Investments (Unaudited) (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $6,284,586)	4.54	6,284,586	6,284,586
Total Investments (cost $828,197,306)		100.8%	1,232,643,406
Liabilities, Less Cash and Receivables		(.8)%	(9,538,489)
Net Assets		100.0%	1,223,104,917

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At December 31, 2024, the value of the fund’s securities on loan was $70,208,890 and the value of the collateral was
$71,945,924, consisting of cash collateral of $6,284,586 and U.S. Government & Agency securities valued at $65,661,338.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	The fund held Level 3 securities at December 31, 2024. These securities were valued at $22,847,738 or 1.9% of net assets.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Small/Mid Cap Growth Fund

December 31, 2024 (Unaudited)
The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,184,775,765	—	—	1,184,775,765
Equity Securities - Private Equity	—	—	22,661,391	22,661,391
Rights	—	—	186,347	186,347
Investment Companies	25,019,903	—	—	25,019,903

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At December 31, 2024, accumulated net unrealized appreciation on investments was $404,446,100, consisting of $455,121,298 gross unrealized appreciation and $50,675,198 gross unrealized depreciation.
At December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.